THE CHARLES SCHWAB
FAMILY OF FUNDS
(the “Trust”)
SCHWAB VALUE ADVANTAGE
INVESTMENTS®
Schwab Value Advantage
Money Fund® — Investor Shares
Schwab AMT Tax-Free Money Fund™ —
Value Advantage Shares®
Schwab Municipal Money Fund™ —
Value Advantage Shares®
Schwab California AMT Tax-Free Money
Fund™ — Value Advantage Shares®
Schwab California Municipal Money
Fund™ — Value Advantage Shares®
Schwab New York AMT Tax-Free Money
Fund™ — Value Advantage Shares®
(the “Funds”)
Supplement dated July 1, 2009 to the
Prospectus dated April 30, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
New Transfer Agent
Effective July 1, 2009, the Trust has appointed Boston Financial Data Services, Inc. (“BFDS”) as transfer agent of each of the Funds. Prior to July 1, 2009, BFDS served as the Funds’ sub-transfer agent. Accordingly, all references to “sub-transfer agent” in the Prospectus shall be deemed to refer solely to BFDS in its capacity as transfer agent.
PLEASE RETAIN THIS SUPPLEMENT FOR
FUTURE REFERENCE
©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG48222 (07/09)

THE CHARLES SCHWAB
FAMILY OF FUNDS
(the “Trust”)
SCHWAB RETIREMENT ADVANTAGE
MONEY FUND™
SCHWAB INVESTOR MONEY FUND™
(the “Funds”)
Supplement dated July 1, 2009 to the
Prospectus dated April 30, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
New Transfer Agent
Effective July 1, 2009, the Trust has appointed Boston Financial Data Services, Inc. (“BFDS”) as transfer agent of the Funds. Prior to July 1, 2009, BFDS served as the Funds’ sub-transfer agent. Accordingly, all references to “sub-transfer agent” in the Prospectus shall be deemed to refer solely to BFDS in its capacity as transfer agent.
PLEASE RETAIN THIS SUPPLEMENT FOR
FUTURE REFERENCE
©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG48223 (07/09)

THE CHARLES SCHWAB
FAMILY OF FUNDS
(the “Trust”)
SCHWAB MUNICIPAL
MONEY FUND™
SCHWAB VALUE ADVANTAGE
MONEY FUND®
Institutional Shares and Select Shares
(the “Funds”)
Supplement dated July 1, 2009 to the
Prospectus dated April 30, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
New Transfer Agent
Effective July 1, 2009, the Trust has appointed Boston Financial Data Services, Inc. (“BFDS”) as transfer agent of the Funds. Prior to July 1, 2009, BFDS served as the Funds’ sub-transfer agent. Accordingly, all references to “sub-transfer agent” in the Prospectus shall be deemed to refer solely to BFDS in its capacity as transfer agent.
PLEASE RETAIN THIS SUPPLEMENT FOR
FUTURE REFERENCE
©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG48224 (07/09)

THE CHARLES SCHWAB
FAMILY OF FUNDS
(the “Trust”)
SCHWAB VALUE ADVANTAGE
MONEY FUND®
Institutional Prime Shares
(the “Fund”)
Supplement dated July 1, 2009 to the
Prospectus dated April 30, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
New Transfer Agent
Effective July 1, 2009, the Trust has appointed Boston Financial Data Services, Inc. (“BFDS”) as transfer agent of the Fund. Prior to July 1, 2009, BFDS served as the Fund’s sub-transfer agent. Accordingly, all references to “sub-transfer agent” in the Prospectus shall be deemed to refer solely to BFDS in its capacity as transfer agent.
PLEASE RETAIN THIS SUPPLEMENT FOR
FUTURE REFERENCE
©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG48411 (07/09)